Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes
Note 10-Income Taxes
The Company’s taxable income primarily consists of interest income on the Trust Account. The Company’s general and administrative expenses are generally considered start-up
costs and are not currently deductible. Income tax expense for the years ended December 31, 2022 and 2021 was approximately $
1.1
 million and $
0
, respectively.
The income tax provision (benefit) consists of the following:

	December 31, 2022	December 31, 2021
Current
Federal	$1,055,679	$—
State	—	—
Deferred
Federal	(348,546)	(1,572,412)
State	—	—
Valuation allowance	348,546	1,572,412

Income tax provision	$1,055,679	$—

The Company’s net deferred tax assets are as follows:

	December 31, 2022	December 31, 2021
Deferred tax assets:
Start-up/Organization costs	$708,381	$926,801
Net operating loss carryforwards	—	645,611

Total deferred tax assets	708,381	1,572,412
Valuation allowance	(708,381)	(1,572,412)

Deferred tax asset, net of allowance	$—	$—

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. At December 31, 2022 and 2021, the valuation allowance was approximately $
708
,000 and $
1.6
 million, respectively.
There were
no
unrecognized tax benefits as of December 31, 2022 and 2021.
No
amounts were accrued for the payment of interest and penalties at December 31, 2022 and 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows:

	December 31, 2022	December 31, 2021
Statutory federal income tax rate	21.0%	21.0%
Change in fair value of derivative warrant liabilities	(19.0)%	(28.0)%
Transaction costs allocated to derivative warrant liabilities	0.0%	1.7%
Merger costs	5.0%	(3.4)%
Change in valuation allowance	3.2%	8.8%

Income Taxes Benefit	10.2%	0.0%